INVESTMENTS IN ASSOCIATES (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of associates [line items]
Turnover	$ 1,953.7	$ 1,924.2	[1]	$ 1,802.5	[1]
Depreciation, amortization and impairment	(363.5)	(128.9)	[1]	(108.7)	[1]
Net profit/(loss)	46.3	65.8	[1]	(10.6)	[1]
Total comprehensive income	60.9	45.7	[1]	16.2	[1]
Net profit/(loss)	(2.5)	0.0		0.0
NUANCE GROUP (CHICAGO) LLC
Disclosure of associates [line items]
Turnover	14.0	19.6		18.7
Depreciation, amortization and impairment	(0.2)	(0.1)		(0.1)
Net profit/(loss)	0.4	(1.0)		(1.0)
Total comprehensive income	$ 0.4	$ (1.0)		$ (1.0)
HUDSON'S SHARE	35.00%	35.00%		35.00%
Net profit/(loss)	$ 0.1	$ (0.4)		$ (0.4)
Impairment of investment	(1.4)
Total comprehensive income	(1.3)	(0.4)		(0.4)
MIDWAY PARTNERSHIP LLC
Disclosure of associates [line items]
Turnover	20.2	21.7		15.1
Depreciation, amortization and impairment	(0.5)	0.0		0.0
Net profit/(loss)	(2.5)	0.9		0.2
Total comprehensive income	$ (2.5)	$ 0.9		$ 0.2
HUDSON'S SHARE	50.00%	50.00%		50.00%
Net profit/(loss)	$ (1.2)	$ 0.5		$ 0.1
Impairment of investment	0.0
Total comprehensive income	(1.2)	0.5		0.1
Other
Disclosure of associates [line items]
Turnover	0.1
Depreciation, amortization and impairment	0.0
Net profit/(loss)	0.0
Total comprehensive income	$ 0.0
HUDSON'S SHARE	49.00%
Net profit/(loss)	$ 0.0
Impairment of investment	0.0
Total comprehensive income	0.0
Associates
Disclosure of associates [line items]
Turnover	34.3	41.3		33.8
Depreciation, amortization and impairment	(0.7)	(0.1)		(0.1)
Net profit/(loss)	(2.1)	(0.1)		(0.8)
Total comprehensive income	(2.1)	(0.1)		(0.8)
Net profit/(loss)	(1.1)	0.1		(0.3)
Impairment of investment	(1.4)
Total comprehensive income	$ (2.5)	$ 0.1		$ (0.3)

[1]	In conjunction with the implementation of IFRS 16, Hudson adopted a new structure for the consolidated statements of comprehensive income. The comparative figures were reclassified accordingly (see note 2.4)